Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 79.7%
Angola — 2.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000	$9,005,501 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	1,000,000	861,852 (b)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	4,560,000	3,523,024 (a)
Total Angola				13,390,377
Argentina — 5.6%
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	25,300,000	15,871,347
Bonos Para La Reconstruccion De Una Argentina Libre, Senior Notes	3.000%	5/31/26	3,000,000	2,888,250
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	17,219,531	11,128,122 (b)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,340,195	2,158,601 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,599,022	1,557,448 (b)(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	550,000	535,700 (a)(c)
Total Argentina				34,139,468
Armenia — 1.0%

Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000	5,945,275 (b)
Bahamas — 1.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000	8,350,000 (b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000	2,895,000 (b)
Total Bahamas				11,245,000
Bahrain — 3.2%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000	2,065,354 (a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	10,000,000	9,535,850 (a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000	7,333,955 (b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000	850,886 (a)
Total Bahrain				19,786,045
Benin — 0.5%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	3,200,000	2,995,608 (b)
Brazil — 0.0%††

Brazil Letras do Tesouro Nacional	0.000%	1/1/26	1,820,000 BRL	287,002
Colombia — 1.7%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	5,000,000	3,896,750 (c)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	10,000,000	6,332,500 (c)
Total Colombia				10,229,250
Costa Rica — 1.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000	1,064,375 (a)(c)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000	4,322,766 (b)(c)
Costa Rica Government International Bond, Senior Notes	7.300%	11/13/54	1,800,000	1,864,125 (b)(c)
Total Costa Rica				7,251,266
Dominican Republic — 3.5%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000	7,354,750 (b)(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000	3,458,760 (a)(c)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	6,749,200 (a)(c)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	3,723,280 (a)(c)
Total Dominican Republic				21,285,990
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ecuador — 1.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,709	$487,735 (b)
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	4,760,000	2,338,673 (a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	12,680,000	5,629,920 (b)
Total Ecuador				8,456,328
Egypt — 4.0%
Egypt Government Bond	25.318%	8/13/27	153,000,000 EGP	3,185,838
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	2,400,000	2,321,712 (a)
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	640,000	600,198 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	1,886,988 (a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	5,000,000	4,118,500 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	1,384,641 (b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	15,060,000	10,803,528 (a)
Total Egypt				24,301,405
El Salvador — 1.1%
El Salvador Government International Bond, Senior Notes	0.250%	4/17/30	6,250,000	148,267 (b)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	6,250,000	6,524,873 (b)(c)
Total El Salvador				6,673,140
Ethiopia — 1.5%

Ethiopia International Bond, Senior Notes	6.625%	12/11/25	10,900,000	9,375,077 (a)
Gabon — 0.2%

Gabon Government International Bond, Senior Notes	6.625%	2/6/31	2,000,000	1,568,325 (a)
Ghana — 1.4%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	4,428,358	3,873,916 (b)(c)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	6,368,052	4,540,071 (b)(c)
Total Ghana				8,413,987
Guatemala — 1.6%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	6,800,000	6,551,800 (b)(c)
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	3,000,000	3,024,000 (b)(c)
Total Guatemala				9,575,800
Hungary — 1.9%
Hungary Government International Bond, Senior Notes	5.500%	3/26/36	9,500,000	9,099,979 (b)(c)
Hungary Government International Bond, Senior Notes	3.125%	9/21/51	1,300,000	775,754 (b)
Magyar Export-Import Bank Zrt, Senior Notes	6.125%	12/4/27	1,900,000	1,938,124 (b)(c)
Total Hungary				11,813,857
Indonesia — 1.4%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000	3,536,545 (a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	5,000,000	4,804,123 (b)(d)
Total Indonesia				8,340,668
Ivory Coast — 2.2%
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000 EUR	4,955,745 (a)
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,070,000	2,990,748 (b)(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000	2,229,125 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ivory Coast — continued
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000	$3,156,441 (b)
Total Ivory Coast				13,332,059
Jamaica — 1.4%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	617,000,000 JMD	4,073,152
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000	2,042,480 (c)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	2,000,000	2,309,000 (c)
Total Jamaica				8,424,632
Jordan — 2.5%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000	439,146 (b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000	3,168,883 (b)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	1,600,000	1,603,827 (a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000	5,871,599 (a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000	4,388,679 (b)
Total Jordan				15,472,134
Kenya — 3.0%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,680,000	6,440,497 (a)
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	5,100,000	4,998,127 (b)(c)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	4,400,000	3,959,468 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000	156,439 (a)
Republic of Kenya Government International Bond, Senior Notes	9.500%	3/5/36	3,000,000	2,755,529 (b)(c)
Total Kenya				18,310,060
Mexico — 2.1%

Mexican Bonos, Bonds	5.750%	3/5/26	275,300,000 MXN	13,116,955
Mozambique — 0.3%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	2,000,000	1,642,773 (a)
Nigeria — 2.3%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,820,000	1,663,820 (a)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000	1,451,650 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000	2,316,497 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	10,930,000	8,860,145 (a)
Total Nigeria				14,292,112
Oman — 2.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	9,074,520 (b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	6,728,625 (a)
Total Oman				15,803,145
Panama — 1.7%
Panama Government International Bond, Senior Notes	3.875%	3/17/28	1,000,000	950,850 (c)
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,018,644 (c)
Panama Government International Bond, Senior Notes	3.160%	1/23/30	1,500,000	1,311,738 (c)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	5,000,000	3,303,750 (c)
Panama Government International Bond, Senior Notes	4.500%	4/16/50	2,430,000	1,551,312 (c)
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,200,000	2,565,570 (c)
Total Panama				10,701,864
Paraguay — 1.1%
Paraguay Government International Bond, Senior Notes	7.900%	2/9/31	22,024,000,000 PYG	2,714,868 (b)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	1,644,606 (b)(c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paraguay — continued
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	2,220,000	$2,230,989 (b)(c)
Total Paraguay				6,590,463
Peru — 1.1%

Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	5,498,000	6,686,118 (c)
Poland — 1.6%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	3,000,000	2,999,641 (b)(c)
Republic of Poland Government International Bond, Senior Notes	4.875%	10/4/33	7,000,000	6,901,318 (c)
Total Poland				9,900,959
Qatar — 2.3%
Qatar Government International Bond, Senior Notes	4.625%	6/2/46	10,000,000	9,118,423 (a)(d)
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	4,920,000	4,719,645 (b)(c)
Total Qatar				13,838,068
Romania — 3.1%
Romanian Government International Bond, Senior Notes	3.625%	3/27/32	16,840,000	14,122,181 (a)
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	4,700,000	4,785,122 (b)(c)
Total Romania				18,907,303
Senegal — 0.9%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000	1,496,681 (a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	6,000,000	3,915,600 (b)
Total Senegal				5,412,281
South Africa — 1.3%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	93,920,000 ZAR	3,305,974
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000	3,449,675 (c)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000	1,475,097 (c)
Total South Africa				8,230,746
Sri Lanka — 0.6%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	617,287	581,793 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	517,950	460,328 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	1,015,950	802,601 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	686,000	468,195 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	476,100	373,143 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	952,600	753,745 (b)
Total Sri Lanka				3,439,805
Supranational — 4.9%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000	2,771,770 (a)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000	2,665,560 (b)(c)
Asian Development Bank, Senior Notes	20.000%	3/27/26	4,791,000,000 NGN	3,117,900
Asian Development Bank, Senior Notes	30.000%	7/29/26	241,240,000 TRY	5,436,268
European Bank for Reconstruction & Development, Senior Notes	11.000%	8/6/25	2,600,000,000 NGN	1,601,376
Inter-American Development Bank, Senior Notes	6.650%	2/6/31	1,000,000,000 CRC	1,989,353
International Bank for Reconstruction & Development, Senior Notes	6.850%	4/24/28	250,000,000 INR	2,949,487
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Supranational — continued
International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	312,500,000 UYU	$7,027,123
International Finance Corp., Senior Notes	12.000%	11/3/27	10,850,000,000 COP	2,724,087
Total Supranational				30,282,924
Turkey — 2.6%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000	3,879,478
Turkiye Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000	3,270,657
Turkiye Government International Bond, Senior Notes	7.625%	5/15/34	3,040,000	3,067,479
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	8,160,000	5,699,380
Total Turkey				15,916,994
Ukraine — 2.0%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	807,487	419,187 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	3,017,457	1,196,705 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	6,686,005	3,579,319 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	2,549,964	1,411,532 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	4,258,403	2,239,281 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	2,124,969	1,215,784 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	3,837,998	2,005,195 (a)
Total Ukraine				12,067,003
Uruguay — 2.4%
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526	10,850,888 (c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000	4,031,704 (c)
Total Uruguay				14,882,592
Uzbekistan — 1.1%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000	3,395,260 (a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000	1,675,031 (b)
Republic of Uzbekistan International Bond, Senior Notes	6.900%	2/28/32	1,560,000	1,547,869 (b)
Total Uzbekistan				6,618,160
Venezuela — 0.9%
Venezuela Government International Bond, Senior Notes	—	10/13/19	22,130,000	3,692,944 *(a)(e)
Venezuela Government International Bond, Senior Notes	—	10/13/24	7,000,000	1,260,000 *(a)(e)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	882,998 *(f)
Total Venezuela				5,835,942
Zambia — 0.5%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	3,317,552	2,904,599 (a)

Total Sovereign Bonds (Cost — $481,953,805)				487,683,559
Corporate Bonds & Notes — 49.9%
Communication Services — 3.3%
Diversified Telecommunication Services — 1.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,000,000	1,465,807 (b)(c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Telecommunication Services — continued
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	782,000	$768,251 (b)
IHS Holding Ltd., Senior Notes	7.875%	5/29/30	3,160,000	3,148,206 (b)(c)
Liquid Telecommunications Financing PLC, Senior Secured Notes	5.500%	9/4/26	2,000,000	1,746,845 (b)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	4,000,000	4,041,040 (b)
Total Diversified Telecommunication Services				11,170,149
Media — 0.7%
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	5,750,000	4,184,562 (c)
Wireless Telecommunication Services — 0.8%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	900,000	879,641 (b)(c)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	3,924,000	3,909,948 (b)(c)
Total Wireless Telecommunication Services				4,789,589

Total Communication Services				20,144,300
Consumer Discretionary — 2.9%
Automobile Components — 0.4%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	2,580,000	2,418,075 (b)(c)
Broadline Retail — 0.5%
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	2,957,858 (a)(c)
Hotels, Restaurants & Leisure — 2.0%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,900,000	2,868,600 (b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,500,000	4,146,932 (a)(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,700,000	2,705,160 (c)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,931,460 (b)(c)
Total Hotels, Restaurants & Leisure				12,652,152

Total Consumer Discretionary				18,028,085
Consumer Staples — 0.8%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	3,130,000	3,013,621 (b)(c)
Food Products — 0.3%
Ulker Biskuvi Sanayi AS, Senior Notes	7.875%	7/8/31	2,000,000	2,017,892 (b)

Total Consumer Staples				5,031,513
Energy — 17.3%
Energy Equipment & Services — 0.5%
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,973,540	3,141,657 (b)(c)
Oil, Gas & Consumable Fuels — 16.8%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,900,000	3,445,300 (c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	2,029,353 (c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	4,085,419 (b)(c)
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	96,888	93,488 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	11,000,000	9,325,333 (a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	4,965,102 (b)(c)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	3,200,000	3,104,217 (a)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	1,500,000	1,543,537 (b)(c)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,400,212 (a)(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	3,000,000	3,107,106 (c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	6,043,074 (c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	$12,289,797 (c)
Petroleos de Venezuela SA, Senior Notes	—	11/17/21	16,630,000	2,536,075 *(e)
Petroleos de Venezuela SA, Senior Notes	—	5/16/24	8,145,000	1,132,155 *(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,000,000	1,504,235 (a)(c)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000	1,957,962 (c)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	14,374,370 (c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	5,800,311 (c)
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	5,000,000	4,276,677 (a)(c)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	3,250,000	3,285,155 (b)(c)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	3,000,000	2,910,203 (b)(c)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	6,800,000	6,657,166 (a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	864,000	854,117 (a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	1,500,000	1,511,160 (b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,178,569 (b)(c)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	1,311,898 (b)
Total Oil, Gas & Consumable Fuels				102,721,991

Total Energy				105,863,648
Financials — 4.2%
Banks — 3.6%
Banco de Credito e Inversiones SA, Junior Subordinated Notes (8.750% to 5/8/29 then 5 year Treasury Constant Maturity Rate + 4.944%)	8.750%	5/8/29	3,830,000	4,072,738 (b)(c)(g)(h)
Banco del Estado de Chile, Junior Subordinated Notes (7.950% to 5/2/29 then 5 year Treasury Constant Maturity Rate + 3.228%)	7.950%	5/2/29	2,000,000	2,101,482 (b)(c)(g)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	3,500,000	3,374,527 (a)(c)(g)(h)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000	3,320,750 (a)(c)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,295,768 (a)
Bank Leumi Le-Israel BM, Subordinated Notes (7.129% to 7/18/28 then 5 year Treasury Constant Maturity Rate + 3.466%)	7.129%	7/18/33	1,000,000	1,031,587 (a)(h)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000	2,741,339 (a)(h)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000	1,898,888 (c)(g)(h)
Total Banks				21,837,079
Capital Markets — 0.0%††
Credit Suisse AG AT1 Claim	—	—	2,000,000	0 *(i)(j)(k)
Insurance — 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,561,408 (b)(c)

Total Financials				25,398,487
Health Care — 1.9%
Pharmaceuticals — 1.9%
Biocon Biologics Global PLC, Senior Secured Notes	6.670%	10/9/29	2,000,000	1,880,522 (b)(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	8,000,000	7,763,274 (c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	1,818,721 (c)

Total Health Care				11,462,517
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 6.0%
Aerospace & Defense — 0.6%
Avolon Holdings Funding Ltd., Senior Notes	2.125%	2/21/26	3,500,000	$3,417,924 (b)(c)
Air Freight & Logistics — 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	3,260,046 (b)(c)
Construction & Engineering — 1.2%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	7,500,000	7,527,549 (b)(c)
Ground Transportation — 1.5%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,181,643 (b)(c)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,258,872 (b)(c)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	2,986,603	2,801,552 (b)(c)
Transnet SOC Ltd., Senior Notes	8.250%	2/6/28	3,100,000	3,160,101 (b)(c)
Total Ground Transportation				9,402,168
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,069,926 (b)
Machinery — 0.5%
HTA Group Ltd., Senior Notes	7.500%	6/4/29	3,000,000	3,048,975 (b)
Passenger Airlines — 0.6%
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	3,000,000	2,977,875 (b)(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	405,000	406,999 (b)(c)
Total Passenger Airlines				3,384,874
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	572,857 (a)(c)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	2,870,000	2,949,860 (b)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	2,000,000	1,961,694 (b)(c)
Total Transportation Infrastructure				5,484,411

Total Industrials				36,595,873
Information Technology — 0.2%
Communications Equipment — 0.2%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,500,000	1,369,468 (b)(c)

Materials — 7.1%
Chemicals — 3.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	173,970 (a)(c)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,600,000	1,492,933 (b)(c)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,272,200 (b)(c)
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	6,221,810 (a)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	6,000,000	5,813,716 (c)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,400,000	1,178,220 (c)
Total Chemicals				19,152,849
Construction Materials — 0.5%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	1,000,000	994,441 (a)(c)
Cemex SAB de CV, Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 5.157%)	9.125%	3/14/28	2,000,000	2,032,314 (b)(c)(g)(h)
Total Construction Materials				3,026,755
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 3.1%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	1,100,000	$1,112,311 (b)(c)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	5,400,000	5,478,332 (b)(c)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	3,000,000	2,194,477 (b)(c)
POSCO, Senior Notes	5.750%	1/17/28	3,500,000	3,591,796 (b)(c)
Samarco Mineracao SA, Senior Notes (9.000% PIK)	9.000%	6/30/31	2,138,059	2,071,480 (a)(c)(l)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	352,721 (c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,730,000	1,871,915 (c)
Vedanta Resources Finance II PLC, Senior Notes	10.875%	9/17/29	2,000,000	2,066,810 (b)
Total Metals & Mining				18,739,842
Paper & Forest Products — 0.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	2,450,000	2,481,637 (b)(c)

Total Materials				43,401,083
Real Estate — 0.5%
Diversified REITs — 0.5%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	3,200,000	2,997,460 (b)(c)
Real Estate Management & Development — 0.0%††
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	1,995,103	159,888 (a)(l)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	1,542,062	42,407 (a)(l)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	2,020,059	50,501 (a)(l)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	2,917,855	21,884 (a)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	770,134	12,276 (a)(l)
Total Real Estate Management & Development				286,956

Total Real Estate				3,284,416
Utilities — 5.7%
Electric Utilities — 3.8%
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	1,000,000	824,285 (a)(c)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	686,117 (a)(c)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,133,132 (c)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	9,600,000	9,203,755 (a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	3,153,940 (b)(c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,050,000	1,066,453 (b)(c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	3,810,000	3,265,480 (a)(c)
Total Electric Utilities				23,333,162
Gas Utilities — 0.7%
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes	3.750%	10/16/29	4,500,000	4,197,645 (a)(c)
Independent Power and Renewable Electricity Producers — 1.2%
AES Andes SA, Junior Subordinated Notes (8.150% to 6/10/30 then 5 year Treasury Constant Maturity Rate + 3.835%)	8.150%	6/10/55	2,000,000	2,069,720 (b)(c)(h)
AES Andes SA, Senior Notes	6.250%	3/14/32	800,000	805,929 (b)(c)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,917,810 (b)(c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — continued
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,600,000	$1,620,720 (b)
Total Independent Power and Renewable Electricity Producers				7,414,179

Total Utilities				34,944,986
Total Corporate Bonds & Notes (Cost — $309,497,759)				305,524,376
Senior Loans — 0.8%
Sovereign Bonds — 0.8%
Tanzania — 0.8%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%) (Cost — $5,270,000)	9.881%	4/29/31	5,270,000	5,177,775 (h)(i)(j)(m)(n)

U.S. Government & Agency Obligations — 0.6%
U.S. Government Obligations — 0.6%
U.S. Treasury Notes (Cost — $3,758,232)	4.125%	8/31/30	3,750,000	3,774,609
			Shares
Common Stocks — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd. (Cost — $14,663)			729,465	15,759 *(i)
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes (Cost — $9,215)	0.000%	9/30/28	260,782	5,216 (a)
Total Investments before Short-Term Investments (Cost — $800,503,674)				802,181,294

Short-Term Investments — 3.1%
U.S. Treasury Bills — 1.8%
U.S. Treasury Bills	0.000%	4/1/25	8,250,000	8,250,000 (o)
U.S. Treasury Bills	4.147%	4/17/25	3,000,000	2,994,328 (o)

Total U.S. Treasury Bills (Cost — $11,244,326)				11,244,328
Sovereign Bonds — 0.8%
Egypt Treasury Bills (Cost — $4,704,166)	26.371%	9/30/25	269,100,000 EGP	4,732,147 (o)
			Shares
Money Market Funds — 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,036,892)	4.315%		3,036,892	3,036,892 (p)(q)

Total Short-Term Investments (Cost — $18,985,384)				19,013,367
Total Investments — 134.1% (Cost — $819,489,058)				821,194,661
Liabilities in Excess of Other Assets — (34.1)%				(208,994,813)
Total Net Assets — 100.0%				$612,199,848

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	The maturity principal is currently in default as of March 31, 2025.
(f)	The coupon payment on this security is currently in default as of March 31, 2025.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Rate shown represents yield-to-maturity.
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $3,036,892 and the cost was $3,036,892 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
CRC	—	Costa Rica Colon
EGP	—	Egyptian Pound
EUR	—	Euro
INR	—	Indian Rupee
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PIK	—	Payment-In-Kind
PYG	—	Paraguay Guarani
SOFR	—	Secured Overnight Financing Rate
TRY	—	Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At March 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.500%	3/27/2025	6/26/2025	$6,044,680	Sovereign Bonds	$6,489,913
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Emerging Markets Debt Fund Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.850%	1/27/2025	4/24/2025	$4,313,782	Sovereign Bonds	$4,858,082
				$10,358,462		$11,347,995

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,994,504	SGD	8,144,433	Deutsche Bank AG	4/15/25	$(72,460)
MXN	117,265,000	USD	5,744,202	JPMorgan Chase & Co.	4/15/25	(25,745)
USD	1,659,350	COP	7,268,120,000	JPMorgan Chase & Co.	4/15/25	(75,095)
USD	11,781,197	MXN	245,226,800	JPMorgan Chase & Co.	4/15/25	(177,347)
USD	1,464,645	ZAR	27,498,500	JPMorgan Chase & Co.	4/15/25	(33,379)
EUR	14,060,000	USD	15,180,125	Citibank N.A.	4/16/25	35,956
CNH	51,880,000	USD	7,196,230	JPMorgan Chase & Co.	4/16/25	(46,941)
TRY	98,128,000	USD	2,507,826	BNP Paribas SA	5/15/25	(70,625)
USD	2,511,595	TRY	98,128,000	Citibank N.A.	5/15/25	74,393
USD	30,687,743	CNH	222,555,000	JPMorgan Chase & Co.	6/13/25	(98,246)
USD	19,856,355	EUR	18,823,701	JPMorgan Chase & Co.	6/13/25	(582,078)
Net unrealized depreciation on open forward foreign currency contracts						$(1,071,567)

Abbreviation(s) used in this table:
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$487,683,559	—	$487,683,559
Corporate Bonds & Notes:
Financials	—	25,398,487	$0 *	25,398,487
Other Corporate Bonds & Notes	—	280,125,889	—	280,125,889
Senior Loans	—	—	5,177,775	5,177,775
U.S. Government & Agency Obligations	—	3,774,609	—	3,774,609
Common Stocks	—	15,759	—	15,759
Convertible Bonds & Notes	—	5,216	—	5,216
Total Long-Term Investments	—	797,003,519	5,177,775	802,181,294
Short-Term Investments†:
U.S. Treasury Bills	—	11,244,328	—	11,244,328
Sovereign Bonds	—	4,732,147	—	4,732,147
Money Market Funds	$3,036,892	—	—	3,036,892
Total Short-Term Investments	3,036,892	15,976,475	—	19,013,367
Total Investments	$3,036,892	$812,979,994	$5,177,775	$821,194,661
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$110,349	—	$110,349
Total	$3,036,892	$813,090,343	$5,177,775	$821,305,010
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,181,916	—	$1,181,916

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,388,923	$65,245,362	65,245,362	$70,597,393	70,597,393

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$58,604	—	$3,036,892

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report